Basis of Presentation of the Consolidated Financial Statements - Argentina's Hyperinflationary Economy (Detail)	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Hyperinflationary Reporting [Line Items]
General price index		36.13	53.64	47.83
IAS 29
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative inflation rate period	3 years
Cumulative inflation rate percentage	100.00%